Distribution Date:	04/17/25	Wells Fargo Commercial Mortgage Trust 2015-LC20
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Wells Fargo Commercial Mortgage Trust
Series 2015-LC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	22-23		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989EAA5	1.471000%	30,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989EAB3	2.678000%	83,309,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989EAC1	3.086000%	43,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989EAD9	2.925000%	155,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94989EAE7	3.184000%	215,903,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989EAF4	2.978000%	53,206,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989EAG2	3.467000%	27,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	26.63%
B	94989EAK3	3.719000%	50,815,000.00	42,457,980.33	42,457,980.33	131,584.36	0.00	0.00	42,589,564.69	0.00	0.00%	20.50%
C	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	22,374,112.32	175,256.38	0.00	0.00	22,549,368.70	29,476,887.68	77.79%	14.25%
D	94989EAY3	4.703150%	44,593,000.00	44,593,000.00	0.00	0.00	0.00	0.00	0.00	44,593,000.00	44.18%	8.88%
E	94989EBA4	2.630000%	27,999,000.00	27,999,000.00	0.00	0.00	0.00	0.00	0.00	27,999,000.00	23.08%	5.50%
F	94989EBC0	2.630000%	14,519,000.00	14,519,000.00	0.00	0.00	0.00	0.00	0.00	14,519,000.00	12.14%	3.75%
G	94989EBE6	2.630000%	31,111,316.00	16,227,800.80	0.00	0.00	0.00	114,488.03	0.00	16,113,312.77	0.00%	0.00%
V	94989EBG1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989EBJ5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,624,318.00	197,647,781.13	64,832,092.65	306,840.74	0.00	114,488.03	65,138,933.39	132,701,200.45

X-A	94989EAH0	4.703150%	608,736,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989EAJ6	0.798868%	102,666,000.00	94,308,980.33	0.00	62,783.66	0.00	0.00	62,783.66	29,476,887.68
X-E	94989EAN7	2.073150%	27,999,000.00	27,999,000.00	0.00	48,371.77	0.00	0.00	48,371.77	27,999,000.00
X-F	94989EAQ0	2.073150%	14,519,000.00	14,519,000.00	0.00	25,083.39	0.00	0.00	25,083.39	14,519,000.00
X-G	94989EAS6	2.073150%	31,111,316.00	16,227,800.80	0.00	28,035.55	0.00	0.00	28,035.55	16,113,312.77
Notional SubTotal			785,031,316.00	153,054,781.13	0.00	164,274.37	0.00	0.00	164,274.37	88,108,200.45

Deal Distribution Total					64,832,092.65	471,115.11	0.00	114,488.03	65,303,207.76

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989EAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989EAC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989EAD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94989EAE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989EAF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989EAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989EAK3	835.54029971	835.54029971	2.58947870	0.00000000	0.00000000	0.00000000	0.00000000	838.12977841	0.00000000
C	94989EAL1	1,000.00000000	431.50782666	3.38000000	0.00000000	0.00000000	0.00000000	0.00000000	434.88782666	568.49217334
D	94989EAY3	1,000.00000000	0.00000000	0.00000000	3.91929159	9.87850604	0.00000000	0.00000000	0.00000000	1,000.00000000
E	94989EBA4	1,000.00000000	0.00000000	0.00000000	2.19166685	8.74381621	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94989EBC0	1,000.00000000	0.00000000	0.00000000	2.19166678	32.87500172	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989EBE6	521.60444772	0.00000000	0.00000000	1.14318308	74.74681335	0.00000000	3.67994816	0.00000000	517.92449956
V	94989EBG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989EBJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989EAH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989EAJ6	918.59992919	0.00000000	0.61153313	0.00000000	0.00000000	0.00000000	0.00000000	0.61153313	287.11440672
X-E	94989EAN7	1,000.00000000	0.00000000	1.72762492	0.00000000	0.00000000	0.00000000	0.00000000	1.72762492	1,000.00000000
X-F	94989EAQ0	1,000.00000000	0.00000000	1.72762518	0.00000000	0.00000000	0.00000000	0.00000000	1.72762518	1,000.00000000
X-G	94989EAS6	521.60444772	0.00000000	0.90113674	0.00000000	0.00000000	0.00000000	0.00000000	0.90113674	517.92449956

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	03/01/25 - 03/30/25	30	0.00	62,783.66	0.00	62,783.66	0.00	0.00	0.00	62,783.66	0.00
X-E	03/01/25 - 03/30/25	30	0.00	48,371.77	0.00	48,371.77	0.00	0.00	0.00	48,371.77	0.00
X-F	03/01/25 - 03/30/25	30	0.00	25,083.39	0.00	25,083.39	0.00	0.00	0.00	25,083.39	0.00
X-G	03/01/25 - 03/30/25	30	0.00	28,035.55	0.00	28,035.55	0.00	0.00	0.00	28,035.55	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	03/01/25 - 03/30/25	30	0.00	131,584.36	0.00	131,584.36	0.00	0.00	0.00	131,584.36	0.00
C	03/01/25 - 03/30/25	30	0.00	175,256.38	0.00	175,256.38	0.00	0.00	0.00	175,256.38	0.00
D	03/01/25 - 03/30/25	30	265,739.25	174,772.97	0.00	174,772.97	174,772.97	0.00	0.00	0.00	440,512.22
E	03/01/25 - 03/30/25	30	183,453.63	61,364.48	0.00	61,364.48	61,364.48	0.00	0.00	0.00	244,818.11
F	03/01/25 - 03/30/25	30	445,491.34	31,820.81	0.00	31,820.81	31,820.81	0.00	0.00	0.00	477,312.15
G	03/01/25 - 03/30/25	30	2,289,905.80	35,565.93	0.00	35,565.93	35,565.93	0.00	0.00	0.00	2,325,471.73
Totals			3,184,590.02	774,639.30	0.00	774,639.30	303,524.19	0.00	0.00	471,115.11	3,488,114.21

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989EAG2	N/A	27,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989EAK3	3.719000%	50,815,000.00	42,457,980.33	42,457,980.33	131,584.36	0.00	0.00	42,589,564.69	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	22,374,112.32	175,256.38	0.00	0.00	22,549,368.70	29,476,887.68
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			130,665,000.03	94,308,980.33	64,832,092.65	306,840.74	0.00	0.00	65,138,933.39	29,476,887.68

Exchangeable Certificate Details
PEX	94989EAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	65,303,207.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	784,023.56	Master Servicing Fee	4,077.88
Interest Reductions due to Nonrecoverability Determination	(157,035.69)	Certificate Administrator Fee	709.06
Interest Adjustments	(2,820.93)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	85.10
ARD Interest	0.00	Trust Advisor Fee	297.84
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	624,166.94	Total Fees	5,379.88

Principal		Expenses/Reimbursements
Scheduled Principal	62,221,159.02	Reimbursement for Interest on Advances	230,000.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	2,655,000.00	Special Servicing Fees (Monthly)	27,419.46
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	70,421.66	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	4,740.50
Total Principal Collected	64,946,580.68	Total Expenses/Reimbursements	262,159.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	471,115.11
Excess Liquidation Proceeds	0.00	Principal Distribution	64,832,092.65
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	65,303,207.76
Total Funds Collected	65,570,747.62	Total Funds Distributed	65,570,747.60

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	197,647,781.13	197,647,781.13	Beginning Certificate Balance	197,647,781.13
(-) Scheduled Principal Collections	62,221,159.02	62,221,159.02	(-) Principal Distributions	64,832,092.65
(-) Unscheduled Principal Collections	2,725,421.66	2,725,421.66	(-) Realized Losses	114,488.03
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	114,488.03
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	132,701,200.45	132,701,200.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	198,990,498.96	198,990,498.96	Ending Certificate Balance	132,701,200.45
Ending Actual Collateral Balance	134,040,840.62	134,040,840.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,768,880.10	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,768,880.10	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	4	75,600,937.37	56.97%	(41)	4.7283	(0.073113)
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	2	24,008,616.84	18.09%	(17)	4.3165	1.444905
3,000,001 to 4,000,000	1	3,659,547.19	2.76%	(1)	4.9000	2.382900	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	18,122,099.05	13.66%	(2)	4.8480	1.687400
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	2	13,265,347.85	10.00%	(1)	4.5069	0.478007	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	11,310,000.00	8.52%	(1)	4.8570	2.063200
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	3,659,547.19	2.76%	(1)	4.9000	2.382900
10,000,001 to 15,000,000	3	35,318,616.84	26.62%	(12)	4.4896	1.642900	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	18,122,099.05	13.66%	(2)	4.8480	1.687400	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	28,966,035.06	21.83%	(37)	4.6960	(0.109400)	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	33,369,554.46	25.15%	(60)	4.8444	(0.260700)	Totals	9	132,701,200.45	100.00%	(27)	4.6859	0.691758
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	9	132,701,200.45	100.00%	(27)	4.6859	0.691758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	6,721,023.07	5.06%	(1)	4.7210	0.671100
							Industrial	1	18,122,099.05	13.66%	(2)	4.8480	1.687400
Delaware	2	28,966,035.06	21.83%	(37)	4.6960	(0.109400)
							Lodging	4	39,346,605.32	29.65%	(28)	4.7192	0.255725
Georgia	1	3,659,547.19	2.76%	(1)	4.9000	2.382900
							Office	3	51,223,879.24	38.60%	(39)	4.7760	0.321448
Indiana	1	6,544,324.78	4.93%	(1)	4.2870	0.279700
							Retail	2	24,008,616.84	18.09%	(17)	4.3165	1.444905
New York	2	24,008,616.84	18.09%	(17)	4.3165	1.444905
							Totals	10	132,701,200.45	100.00%	(27)	4.6859	0.691758
North Carolina	1	18,122,099.05	13.66%	(2)	4.8480	1.687400

Virginia	1	33,369,554.46	25.15%	(60)	4.8444	(0.260700)

Wisconsin	1	11,310,000.00	8.52%	(1)	4.8570	2.063200

Totals	10	132,701,200.45	100.00%	(27)	4.6859	0.691758

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	30,552,941.62	23.02%	(14)	4.3102	1.195323	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	35,687,058.13	26.89%	(30)	4.7007	0.037593	49 months or greater	9	132,701,200.45	100.00%	(27)	4.6859	0.691758
	4.751% to 5.000%	4	66,461,200.70	50.08%	(31)	4.8506	0.811525	Totals	9	132,701,200.45	100.00%	(27)	4.6859	0.691758
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	132,701,200.45	100.00%	(27)	4.6859	0.691758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	132,701,200.45	100.00%	(27)	4.6859	0.691758	Interest Only	2	29,432,099.05	22.18%	(2)	4.8515	1.831810
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	103,269,101.40	77.82%	(34)	4.6387	0.366839
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	132,701,200.45	100.00%	(27)	4.6859	0.691758	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	132,701,200.45	100.00%	(27)	4.6859	0.691758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	10,776,633.24	8.12%	(37)	4.3000	1.440000			No outstanding loans in this group
	12 months or less	5	79,260,484.56	59.73%	(39)	4.7363	0.040284
	13 months to 24 months	1	18,122,099.05	13.66%	(2)	4.8480	1.687400
	25 months or greater	2	24,541,983.60	18.49%	(1)	4.5729	1.731996
	Totals	9	132,701,200.45	100.00%	(27)	4.6859	0.691758
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	301741051	OF	Fairfax	VA	Actual/360	4.844%	139,204.59	0.00	0.00	N/A	04/06/20	--	33,369,554.46	33,369,554.46	04/06/25
4	301741057	LO	Newark	DE	Actual/360	4.696%	0.00	0.00	0.00	03/06/22	03/06/25	--	28,966,035.06	28,966,035.06	07/06/24
8	28000637	OF	Denver	CO	Actual/360	4.620%	98,641.55	24,794,692.15	0.00	N/A	04/06/25	--	24,794,692.15	0.00	04/06/25
10	28000617	IN	Kings Mountain	NC	Actual/360	4.848%	75,947.71	70,421.66	0.00	02/06/25	02/06/30	--	18,192,520.71	18,122,099.05	04/06/25
13	310926741	RT	Syracuse	NY	Actual/360	4.330%	49,458.05	32,486.66	0.00	N/A	03/11/25	--	13,264,470.26	13,231,983.60	02/11/25
18	301741046	MF	Lubbock	TX	Actual/360	4.256%	26,350.85	7,190,080.99	0.00	N/A	04/06/25	--	7,190,080.99	0.00	04/06/25
19	301741047	MF	Lubbock	TX	Actual/360	4.256%	22,837.40	6,231,403.01	0.00	N/A	04/06/25	--	6,231,403.01	0.00	04/06/25
23	28000634	RT	New York	NY	Actual/360	4.300%	0.00	0.00	0.00	N/A	03/06/22	--	10,776,633.24	10,776,633.24	07/06/20
24	28000618	OF	Menomonee Falls	WI	Actual/360	4.857%	47,303.13	0.00	0.00	03/06/25	03/06/45	--	11,310,000.00	11,310,000.00	04/06/25
25	301741043	LO	Saint George	UT	Actual/360	4.693%	35,586.87	8,806,026.92	0.00	N/A	04/06/25	--	8,806,026.92	0.00	04/06/25
29	301741044	OF	McAllen	TX	Actual/360	4.410%	32,066.51	8,444,111.03	0.00	N/A	04/06/25	--	8,444,111.03	0.00	04/06/25
37	28000625	LO	Palmdale	CA	Actual/360	4.721%	27,386.43	15,598.97	0.00	N/A	03/06/25	--	6,736,622.04	6,721,023.07	04/06/25
41	28000621	OF	Indianapolis	IN	Actual/360	4.287%	24,203.64	12,113.33	0.00	N/A	03/06/25	--	6,556,438.11	6,544,324.78	04/06/25
48	28000622	LO	Lithia Springs	GA	Actual/360	4.900%	15,512.66	16,923.22	0.00	N/A	03/06/25	--	3,676,470.41	3,659,547.19	03/06/25
51	410927019	RT	Reedley	CA	Actual/360	3.870%	15,088.43	4,527,659.43	0.00	N/A	03/11/25	--	4,527,659.43	0.00	04/11/25
60	410926740	RT	Millington	TN	Actual/360	4.150%	7,683.49	2,150,063.31	0.00	N/A	02/11/25	--	2,150,063.31	0.00	04/11/25
62	410927825	98	Gahanna	OH	Actual/360	4.250%	6,895.63	2,655,000.00	0.00	N/A	03/11/25	--	2,655,000.00	0.00	04/11/25
Totals							624,166.94	64,946,580.68	0.00				197,647,781.13	132,701,200.45
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	(2,813.20)	(118,008.90)	01/01/24	09/30/24	03/11/25	21,740,170.60	0.00	0.00	0.00	0.00	0.00
4	1,821,042.00	4,053.00	01/01/24	09/30/24	04/11/25	0.00	0.00	(1,176.06)	1,633,381.42	45,821.28	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,635,473.00	1,244,913.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,588,593.00	0.00	--	--	12/11/24	0.00	302,605.20	81,634.60	163,454.07	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	(467,854.10)	(393,726.00)	01/01/24	09/30/24	12/11/24	5,619,036.91	180,436.42	0.00	0.00	0.00	0.00
24	1,245,601.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	797,117.00	508,862.65	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	177,118.90	215,856.00	01/01/24	09/30/24	03/11/25	0.00	0.00	0.00	0.00	0.00	0.00
48	918,578.57	1,019,507.21	10/01/23	09/30/24	--	0.00	0.00	32,372.56	32,372.56	0.00	0.00
51	884,293.68	177,729.23	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	279,873.00	209,904.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	247,500.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	9,124,523.10	2,869,091.54				27,359,207.51	483,041.62	112,831.10	1,829,208.05	45,821.28	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
10	28000617	70,421.66	Partial Liquidation (Curtailment)	0.00	0.00
62	410927825	2,655,000.00	Disposition	0.00	0.00
Totals		2,725,421.66		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	70,421.66	1	2,655,000.00	4.685876%	4.466202%	(27)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	77,479.29	6	37,995,296.67	4.606573%	4.458719%	(17)
02/18/25	0	0.00	0	0.00	1	29,042,435.07	0	0.00	1	10,776,633.24	0	0.00	0	0.00	4	18,038,777.12	4.552203%	4.443325%	(8)
01/17/25	0	0.00	0	0.00	2	34,814,313.13	0	0.00	1	10,776,633.24	1	6,582,861.48	0	0.00	1	5,565,000.00	4.536398%	4.429486%	(6)
12/17/24	0	0.00	1	5,726,088.68	2	42,537,674.14	0	0.00	1	10,776,633.24	0	0.00	0	0.00	1	7,502,689.84	4.535318%	4.432956%	(5)
11/18/24	0	0.00	1	5,745,842.13	2	42,639,319.73	0	0.00	1	10,776,633.24	0	0.00	0	0.00	2	9,152,825.45	4.520700%	4.431354%	(3)
10/18/24	0	0.00	1	29,303,748.78	2	19,196,059.44	0	0.00	1	10,776,633.24	0	0.00	0	0.00	0	0.00	4.525891%	4.450843%	(2)
09/17/24	1	29,371,285.04	0	0.00	2	19,248,999.48	0	0.00	1	10,776,633.24	0	0.00	0	0.00	3	81,775,083.72	4.525835%	4.450805%	(1)
08/16/24	0	0.00	1	5,802,853.45	1	13,496,394.40	0	0.00	1	10,776,633.24	0	0.00	0	0.00	1	28,966,542.86	4.414162%	4.346312%	1
07/17/24	1	5,821,393.71	0	0.00	1	13,527,898.84	0	0.00	1	10,776,633.24	0	0.00	0	0.00	0	0.00	4.396703%	4.330605%	2
06/17/24	0	0.00	0	0.00	1	13,560,911.26	0	0.00	2	10,776,633.24	0	0.00	0	0.00	1	0.00	4.396814%	4.330721%	3
05/17/24	0	0.00	0	0.00	1	13,592,176.03	0	0.00	2	17,464,902.25	0	0.00	0	0.00	0	0.00	4.401399%	4.332921%	4
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	301741057	07/06/24	8	5	(1,176.06)	1,633,381.42	158,492.38	29,497,926.24	12/30/22	2
13	310926741	02/11/25	1	5	81,634.60	163,454.07	3,302.75	13,301,618.08	03/24/25	13
23	28000634	07/06/20	56	5	0.00	0.00	0.00	11,497,770.46	08/12/19	7			06/21/23
48	28000622	03/06/25	0	5	32,372.56	32,372.56	0.00	3,676,470.41
Totals					112,831.10	1,829,208.05	161,795.13	57,973,785.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		103,269,101	46,634,902	45,857,566		10,776,633
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		18,122,099	18,122,099	0		0
> 60 Months		11,310,000	11,310,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	132,701,200	79,726,549	13,231,984	0	28,966,035	10,776,633
Mar-25	197,647,781	124,894,827	33,010,285	0	28,966,035	10,776,633
Feb-25	373,790,611	326,127,281	0	2,156,228	34,730,469	10,776,633
Jan-25	425,757,885	380,166,938	0	0	34,814,313	10,776,633
Dec-24	452,476,256	393,435,860	0	5,726,089	42,537,674	10,776,633
Nov-24	543,718,641	484,556,846	0	5,745,842	42,639,320	10,776,633
Oct-24	553,828,970	494,552,528	0	29,303,749	19,196,059	10,776,633
Sep-24	554,838,579	495,441,661	29,371,285	0	19,248,999	10,776,633
Aug-24	637,577,708	607,501,826	0	5,802,853	13,496,394	10,776,633
Jul-24	667,554,953	637,429,027	5,821,394	0	13,527,899	10,776,633
Jun-24	668,621,954	644,284,409	0	0	13,560,911	10,776,633
May-24	676,312,965	645,255,887	0	0	13,592,176	17,464,902
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	301741051	33,369,554.46	33,369,554.46	16,300,000.00	02/07/25	(317,842.65)	(0.26070)	09/30/24	04/06/20	238
4	301741057	28,966,035.06	29,497,926.24	34,800,000.00	03/01/25	(359,541.00)	(0.10940)	09/30/24	03/06/25	238
13	310926741	13,231,983.60	13,301,618.08	16,100,000.00	10/04/24	1,424,844.00	1.44890	12/31/22	03/11/25	238
23	28000634	10,776,633.24	11,497,770.46	11,600,000.00	10/01/24		1.44000	--	03/06/22	238
37	28000625	6,721,023.07	6,721,077.14	12,100,000.00	09/04/14	346,212.85	0.67110	09/30/24	03/06/25	238
41	28000621	6,544,324.78	6,544,324.78	7,300,000.00	02/25/25	91,421.25	0.27970	09/30/24	03/06/25	238
62	410927825	0.00	-	4,500,000.00	01/05/15	246,456.00	2.14830	12/31/24	03/11/25	I/O
Totals		99,609,554.21	100,932,271.16	102,700,000.00		1,431,550.45

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	301741051	OF	VA	04/15/20	1

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan matured. The Lender and Borrower executed a forbearance. The Lender received a $5M paydown and extended the forbearance period to 4 /30/2023. The Loan did not payoff but the Borrower requested an additional 2 year extension. Settlement Agreement to extend maturity through 4/30/2025 has closed. Borrower completed the common area renovations

	and the loan remains current The Special Se rvicer is continuing to monitor the loan until its extended maturity in 4/25. Borrower has requested an additional extension. Negotiations are ongoing.

4	301741057	LO	DE	12/30/22	2

The Loan transferred back to the Special Servicer effective 1/3/2023. The Borrower has reached out and has requested a second modification. After further review of Lender proposals, Borrower has requested the appointment of a Receiver;

approval is in process and documents have been drafted and are now filed. Receiver has taken over the properties, is completing deferred maintenance items, and the Receiver will market the properties in summer of 2025.

13	310926741	RT	NY	03/24/25	13
	Loan transferred back to SS on 3/24/2025 due to Maturity Default. Pending PNL execution. SS is evaluating the loan and all possible workout options.

23	28000634	RT	NY	08/12/19	7

The property is a vacant single-suite retail condo located in NYC's Tribeca neighborhood. - The property transitioned to REO on 6/21/23. - Special Servicer has engaged Newmark and is currently negotiating a letter of intent to lease the entire

	premises. Disposition strategies will be evaluated once occupancy stabilizes, with resolution anticipated in Q1 2026.

37	28000625	LO	CA	11/12/24	4

The Loan transferred to Special Servicing on 11/12/24. Special Servicer has received a fully executed Pre-Negotiation Letter. Borrower and Special Servicer have come to terms on a forbearance/extension. Special Servicer working to finalize

	the Action Approval Memo to submit for approval.

41	28000621	OF	IN	10/18/24	4
	the loan by 12-months to 03/06/2026. Borrower continues to perform under the Forbearance Agreement, and Lender is currently reviewing the 2025 Budget and a CapEx Reserve Disbursement.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
62	410927825	98	OH	03/24/25	11
Loan transferred to Special Servicer on 3/24/2025 and went into Maturity Default as of 3/11/2025. Borrower requested a payoff for 4/2/2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	301741051	38,969,554.46	4.84444%	38,969,554.46	4.84444%	1	09/13/21	04/06/20	--
3	301741051	0.00	4.84444%	0.00	4.84444%	1	09/28/23	04/06/20	--
4	301741057	33,244,944.23	4.69600%	33,244,944.23	4.69600%	10	05/05/21	05/05/21	--
30	301741037	9,102,484.69	4.38000%	9,038,510.00	4.38000%	10	10/05/21	10/06/21	--
41	28000621	0.00	4.28700%	0.00	4.28700%	10	12/31/24	12/31/24	--
Totals		81,316,983.38		81,253,008.69
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	310927136	03/17/25	19,413,515.79	29,200,000.00	19,530,857.53	117,341.74	19,530,857.53	19,413,515.79	0.00	0.00	0.00	0.00	0.00%
39	28000608	06/17/24	6,688,269.01	600,000.00	84,431.51	84,431.51	84,431.51	0.00	6,688,269.01	0.00	131,761.78	6,556,507.23	87.42%
40	28000616	03/17/25	5,688,033.55	13,300,000.00	6,552,167.80	280,316.12	6,552,167.80	6,271,851.68	0.00	0.00	0.00	0.00	0.00%
44	28000633	01/18/22	4,748,148.23	4,000,000.00	6,461,540.58	917,512.67	6,461,540.58	5,544,027.91	0.00	0.00	118,902.45	(118,902.45)	1.91%
52	301741024	11/18/24	3,730,943.68	7,400,000.00	3,760,705.50	29,761.80	3,760,705.50	3,730,943.70	0.00	0.00	0.00	0.00	0.00%
62	410927825	04/17/25	2,655,000.00	4,500,000.00	2,710,460.33	46,909.02	2,710,460.33	2,663,551.31	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			2,655,000.00	4,500,000.00	2,710,460.33	46,909.02	2,710,460.33	2,663,551.31	0.00	0.00	0.00	0.00
Cumulative Totals			42,923,910.26	59,000,000.00	39,100,163.25	1,476,272.86	39,100,163.25	37,623,890.39	6,688,269.01	0.00	250,664.23	6,437,604.78

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/25	114,488.03	0.00	0.00	0.00	0.00	114,488.03	0.00	0.00	371,909.71
		06/17/24	257,421.68	0.00	0.00	0.00	0.00	257,421.68	0.00	0.00
9	310927136	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	28000608	11/18/24	0.00	0.00	6,556,507.23	0.00	0.00	(131,761.78)	0.00	0.00	6,813,928.91
		06/17/24	0.00	0.00	6,688,269.01	0.00	0.00	6,688,269.01	0.00	257,421.68
40	28000616	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	28000633	02/16/24	0.00	0.00	(118,902.45)	0.00	0.00	(118,902.45)	0.00	0.00	(118,902.45)
		01/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	301741024	11/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	410927825	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			114,488.03	0.00	0.00	0.00	0.00	114,488.03	0.00	0.00	114,488.03
Cumulative Totals			371,909.71	0.00	6,437,604.78	0.00	0.00	6,809,514.49	0.00	257,421.68	7,066,936.17

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	7,183.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	6,235.74	0.00	0.00	0.00	0.00	117,132.21	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	230,000.00	0.00	4,740.50	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	39,903.48	0.00	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,419.46	0.00	0.00	0.00	0.00	157,035.69	230,000.00	0.00	4,740.50	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		419,195.65

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28